Offerings - Offering: 1	Mar. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Stock Incentive Plan, Class B Common Stock, $0.01 par value per share
Amount Registered | shares	1,310,575
Proposed Maximum Offering Price per Unit	1.88
Maximum Aggregate Offering Price	$ 2,463,881
Fee Rate	0.01531%
Amount of Registration Fee	$ 377.22
Offering Note
(1)
This registration statement shall also cover any additional shares of Class B common stock, which become issuable under the plan being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, re-capitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Class B common stock.

(2)
Represents an increase in the number of shares authorized for issuance under the 2021 Stock Incentive Plan.

(3)
Estimated in accordance with Rule 457(h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The computation with respect to unissued options is based upon the average high and low sale prices of the Class B common stock as reported on the NASDAQ Stock Market on March 18, 2025.